BANK OVERDRAFT AND TERM FACILITIES	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Bank Overdraft and Term Facilities Disclosure [Text Block]
8.	Bank Overdraft and Term Facilities

Bank overdraft and term facilities at December 31, 2011 are associated with the South African Operations and consist of the following:

Amount
Bank overdraft facilities (1)	$255,607
Term facility (2)	112,950
Term facility (3)	225,371

Principal balance	$593,928
Less: current portion	330,607
Long-Term Portion	$263,321

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2011 is 11%. The facilities are reviewed annually and are payable on demand.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,300 and have been made for the period from October 1, 2011 through December 2011. The interest rate at December 31, 2011 is 10.3%.